Schedule of Net Operating Revenue (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Income (Loss) [Abstract]
Gross operating revenue	[1]	R$ 36,338,432	R$ 45,327,110	R$ 44,519,320
Deductions from gross revenue		(12,548,778)	(19,330,687)	(17,165,555)
Taxes		(7,707,961)	(7,760,930)	(8,148,655)
Discounts and other deductions	[1]	(4,840,817)	(11,569,757)	(9,016,900)
Net operating revenue		R$ 23,789,654	R$ 25,996,423	R$ 27,353,765

[1]	The Company simplified the breakdown of its bills sent to its customers. The changes in billing do not impact the taxes levied on sales and/or services or the net revenue.